NASDAQ-100 Fund Investment Objectives and Goals - Investor Class and Class H [Member] - NASDAQ-100 Fund	Aug. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	NASDAQ-100® Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The NASDAQ-100® Fund (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter ("OTC") securities on a daily basis. The Fund’s current benchmark is the NASDAQ-100 Index® (the “underlying index”).